SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)   Principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE for which the Company or its subsidiary is the primary beneficiary, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.

(c)   Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, depreciable lives of property, plant and equipment and intangible assets, the realization of deferred income tax assets, future warranty expenses, current expected credit loss and discount rate for operating leases. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)   Convenience translation

Translations of balances in the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8972, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2022, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$convenience translation amounts in the accompanying consolidated financial statements are unaudited.

(e)   Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(f)   Cash and cash equivalents

Cash consists of cash on hand and cash at bank. Cash equivalents represent term deposits with original maturities of three months or less, which are readily convertible to known amounts of cash. The Group believes it is not exposed to significant credit risk on cash and cash equivalents, term deposits and restricted cash. Cash at bank and term deposits are deposited in financial institutions at the following locations:

	As of December 31,
	2021	2022
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in EUR	322,563	5,986,595
—Denominated in RMB	81,007,725	278,917,866
—Denominated in GPB	938	244,790
—Denominated in USD	106,696,922	220,296,524

Total cash and cash equivalents balances held at mainland PRC financial institutions	188,028,148	505,445,775

Financial institutions in the United States
—Denominated in USD	2,186,796	10,087,973

Total cash balances held at United States financial institutions	2,186,796	10,087,973

Financial institutions in the Hong Kong S.A.R.
—Denominated in HKD	6,426,737	78,206
—Denominated in USD	10,815,999	14,631,590

Total cash balances held at Hong Kong S.A.R. financial institutions	17,242,736	14,709,796

Financial institutions in Indonesia
—Denominated in IDR	77,198	707,035
—Denominated in USD	591,480	2,746,479

Total cash balances held at Indonesia financial institutions	668,678	3,453,514

Total cash and cash equivalents balances held at financial institutions	208,126,358	533,697,058

Financial institutions in the mainland of the PRC
—Denominated in RMB	20,000,000	20,000,000
—Denominated in USD	111,574,750	208,589,770

Total term deposits held at mainland PRC financial institutions	131,574,750	228,589,770

(g)   Term deposits

Term deposits include current and non-current term deposits. Current term deposits represent deposits placed with bank with original maturities of more than three months but less than one year. Non-current term deposits represent deposits placed with bank with original maturities of more than one year.

(h)   Restricted cash

Restricted cash is an amount of cash deposited with banks in conjunction with borrowings from banks and notes payable. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the terms of the bank borrowings and notes payable. Restricted cash is classified as current asset on the Company’s consolidated balance sheets, as all the balance are expected to be released to cash within the next 12 months from December 31, 2022. The Group’s restricted cash are denominated in RMB and USD and are deposited at financial institutions in the mainland of the PRC.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	208,373,759	534,286,849
Restricted cash	223,971,197	186,340,321
Total cash, cash equivalents and restricted cash	432,344,956	720,627,170

(i)   Short-term investments

The Group’s short-term investments represent the Group’s investments in financial products managed by financial institutions in the PRC which are redeemable at the option of the Group on any working day or have the original maturities of less than twelve months, which are classified as available-for-sale securities. Short-term investments are reported at fair value, with unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive income (loss) until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as investment income when earned.

(j)   Inventories

Inventories, consisting of raw materials, work in progress and finished goods, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the weighted average cost method. Cost of work-in-process and finished goods comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity. The Group takes ownership, risks and rewards of the products purchased. Inventory is written down for damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand. When appropriate, write downs to inventory are recorded to write down the cost of inventories to their net realizable value.

(k)   Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any recorded impairment.

Costs incurred in the construction of property, plant and equipment, including down payments and progress payments, are initially capitalized as construction in progress and transferred into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences. Construction in progress is not depreciated until such time when the asset is substantially completed and ready for its intended use. All construction in progress has been transferred into respective asset categories and the balance was nil as of December 31, 2021 and 2022.

The estimated useful lives are as follows:

Building	50 years
Machinery and equipment	3 - 10 years
Furniture	3 - 5 years
Leasehold improvements	3 - 5 years
Office and electronic equipment	2 - 5 years
Motor vehicles	3 - 4 years

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventories, and recognized as cost of revenues when the inventory is sold.

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

(l)    Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets with finite lives are carried at cost less any accumulated amortization and any accumulated impairment losses.

Intangible assets with finite lives are amortized over the useful economic life on straight-line basis and assessed for impairment whenever there is an indication that the intangible assets may be impaired.

(m)  Leases

Prior to January 1, 2021, payments made under operating lease were charged to the consolidated statements of comprehensive income (loss) on a straight-line basis over the term of underlying lease. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There are no capital improvement funding, lease concessions or contingent rent in the lease agreements. The Group has no legal or contractual asset retirement obligations at the end of the lease term.

The Group adopted Accounting Standards Codification Topic 842, Leases (“ASC 842”) as of January 1, 2021, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2021, and has not recast the comparative periods presented in the consolidated financial statements. The Group elected the package of practical expedients that not to reassess:(1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any expired or existing leases. The Group also elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group has no finance leases for any of the periods presented.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. Variable lease payments not dependent on an index or rate are excluded from the right-of-use asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Group’s lease is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. The Group’s lease terms may include options to extend or terminate the lease. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

From time to time, the Group purchases the rights to use government-owned land for a fixed period of time. Prior to the adoption of ASC 842, these land use rights were recorded at cost less accumulated amortization and any accumulated impairment losses in land use right, net in the consolidated balance sheets. Amortization is provided on a straight-line basis over the estimated useful lives, which is 50 years and represents the shorter of the estimated usage years or the terms of the land use rights certificate. Upon the adoption of ASC 842 on January 1, 2021, land use rights acquired assessed in accordance with ASC 842 and recognized in operating right-of-use assets if they meet the definition of lease.

(n)   Impairment of long-lived assets

Long-lived assets such as property, plant and equipment, intangible assets and operating lease right-of-use assets with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets with an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2020, 2021 and 2022.

(o)   Value added taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”). Revenues from sales of products are generally subject to VAT at the rate of 13%. Revenues from services are generally subject to VAT at the rate of 6%. VAT are subsequently paid to PRC tax authorities after netting input VAT on purchases and VAT export rebates. The excess of output VAT over input VAT and VAT export rebates is reflected in Accrued expenses and other current liabilities, and the excess of input VAT and VAT export rebates over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

(p)   Fair value measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, term deposits, restricted cash, short-term investments, accounts receivable, short-term bank borrowings, notes payable and accounts payable. The Group measures short-term investments at fair value on a recurring basis. Short-term investments include financial products issued by financial institutions, which are valued based on prices per unit quoted by issuers. They are categorized in Level 2 of the fair value hierarchy.

As of December 31, 2021 and 2022, the carrying values of other financial instruments approximated to their fair values as their interest rates are comparable to the prevailing interest rates in the market.

The Group’s non-financial assets, such as property, plant and equipment, intangible assets and operating lease right-of-use assets, would be measured at fair value only if they were determined to be impaired.

(q)   Revenue recognition

The Group generates substantially all of its revenues from sales of electric scooters, accessories and spare parts to the Group’s PRC domestic offline distributors and overseas offline distributors or directly to individual customers online. The Group also generates its revenues from its subscription-based mobile application services, as well as insurance service as an agent.

The Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

To achieve that core principle, the Group applies the five steps defined under Accounting Standards Codification Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. A performance obligation is considered distinct from other obligations in a contract when it (a) provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and (b) is separately identified in the contract. The Group allocates the transaction price to each performance obligation based on the relative SSP of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.

Products

The Group identified one performance obligation which is to sell products, such as electric scooters, accessories and spare parts, to the Group’s PRC domestic offline distributors and overseas offline distributors or directly to individual customers online. For all sales of products, the Group requires a signed contract or purchase order, which specifies pricing, quantity and product specifications. Revenue of product sales is recognized on a gross basis upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers.

The transfer of control of the products is satisfied at a point in time, which occurs when the products are accepted by the domestic offline distributors, overseas offline distributors or individual customers. When the Group sells its products to its domestic offline distributors for domestic sales in PRC, acceptance of the products by the domestic offline distributors is evidenced by goods receipt notes signed by the domestic offline distributors, which is generally at the Group’s warehouse. When the Group sells its products to overseas offline distributors for oversea sales, acceptance of the products by overseas offline distributors is evidenced by shipping documents dependent upon the terms of the underlying contract. When the Group sells its products to individual customers through its own online store and third-party e-commerce platform, the Group is responsible for the delivery to individual customers. Acceptance of the products is evidenced by goods receipt notes signed by individual customers.

The Group provides sales volume rebate to qualified distributors based on the volume sold to such distributors in a certain period and grants online individual customers unconditional right to return the products within 7 days after their acceptance.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to domestic offline distributors, overseas offline distributors or individual customers. Consideration is recorded net of sales volume rebate, sales returns and VAT. Sales returns is estimated based on historical experiences, which were insignificant for the years ended December 31, 2020, 2021 and 2022.

The Group utilizes delivery service providers to deliver products to overseas offline distributors and individual customers (“shipping activities”), but the delivery service is not considered as a separate obligation as the shipping activities are performed before the overseas offline distributors and individual customers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to them but rather are activities to fulfill the Group’s promise to transfer the products. Outbound shipping charges to overseas offline distributors and individual customers are included as a part of the revenues, and outbound shipping-related costs are recorded as cost of revenues. Shipping costs incurred for sales of products and recognized as cost of revenues were RMB43,743,258, RMB49,456,660 and RMB101,970,407 for the years ended December 31, 2020, 2021 and 2022, respectively.

For some sales, the Group collects cash before delivery. Cash collected before product delivery is recognized as advances from customers.

Service

When the Group sells its smart electric scooters to its customers, it also provides mobile application services for free for one to two years (the “free service period”). Customers are able to locate their smart electric scooters, as well as obtain the operating status (e.g. battery status), and claim online repair and maintenance requests of their smart electric scooters, upon their registration of their smart electric scooters on the Group’s mobile application. Customers may subscribe to such service after the free service period if they want to continue using aforementioned functions.

Such revenue arrangements are divided into separate distinct performance obligations, including electric scooters and mobile application services. The Group determines the SSP for electric scooters and mobile application services based on their relative selling prices.

The allocated revenue to mobile application services of free service period and subscribed mobile application service revenue is deferred and recognized on a straight-line basis over the service period, as the Group determines that the customer simultaneously receives and consumes benefits provided by the Group as the Group performs during the free service period or the subscription period.

The deferred revenue that will be recognized in the next twelve months is classified as current portion, and the remaining balance of deferred revenue is classified as non-current portion.

The Group also sells insurance plan for electric scooters (“NIU Cover”) to individual customers at their option. The insurance is provided by third party insurance companies. The Group determines that it acts as an agent for the NIU Cover service because it does not obtain control of the service before the service is transferred to the customers. The Group recognizes revenue on net basis when the insurance agreement is entered into between individual customers and insurance providers.

Remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the Group expects to recognize these amounts in revenue. Additionally, as a practical expedient, the Group does not disclose the remaining performance obligations of contracts that have an original duration of one year or less.

As of December 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations that are unsatisfied or partially unsatisfied was RMB73,901,130. Given the profile of contract terms, RMB62,471,630 of the remaining performance obligation is expected to be recognized as revenue within the next 12 months and RMB11,429,500 is expected to be recognized as revenue between next 12 to 36 months.

(r)   Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

Prior to the adoption of ASC 326, Financial Instruments - Credit Loss, an allowance for doubtful accounts is made and recorded into general and administrative expenses based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers.

The Group adopted ASU 2016-13, Financial Instruments - Credit Losses, Measurement of Credit Losses on Financial Instruments, and subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02, collectively referred to as “ASC 326” on January 1, 2021 using the modified retrospective approach. Upon adoption of ASC 326 starting from January 1, 2021, the provision of credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. While the Group uses the best information available in making determination, the ultimate recovery of recorded receivables is also dependent upon future economic events and other conditions that may be beyond the Group’s control. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers. This adoption did not have material impact on the Company’s consolidated financial statements.

A contract liability is recognized when the Group has an obligation to transfer products or services to a customer for which the Group has received consideration from the customer, or for which an amount of consideration is due from the customer. Contract liabilities are included in advances from customers and deferred revenue on the consolidated balance sheets.

Changes in the Group’s contract liabilities (advances from customers and deferred revenue) are presented in the following table for the years ended December 31, 2021 and 2022:

Contract liabilities as of January 1, 2021	65,394,281
Cash received in advance, excluding VAT	3,426,755,022
Revenue recognized from opening balance of contract liabilities	(61,217,823)
Revenue recognized from contract liabilities arising during 2021	(3,370,213,054)
Contract liabilities as of December 31, 2021	60,718,426
Cash received in advance, excluding VAT	2,852,443,422
Revenue recognized from opening balance of contract liabilities	(50,024,734)
Revenue recognized from contract liabilities arising during 2022	(2,789,235,984)
Contract liabilities as of December 31, 2022	73,901,130

(s)   Warranties

The Group provides for the estimated costs of warranties at the time when revenue is recognized. The specific terms and conditions of those warranties vary among different parts of electric scooters. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement. These factors are estimates that may change based on new information that becomes available each period. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accrued expenses and other current liabilities while the remaining balance is included within other non-current liabilities on the consolidated balance sheets.

(t)   Cost of Revenues

Cost of revenues mainly consists of the cost of products sold, write-downs of inventories, logistics costs and warranty costs.

(u)   Selling and Marketing Expenses

Selling and marketing expenses mainly consist of advertising expenses, promotion expenses and payroll and related expenses for personnel engaged in selling and marketing activities. Advertising expenses, which consist primarily of online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB86,763,367, RMB160,415,978 and RMB191,776,905 for the years ended December 31, 2020, 2021 and 2022, respectively.

(v)   General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, professional fees, current expected credit losses, foreign currency exchange gains (losses) and other general corporate expenses, as well as expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses.

(w)    Research and Development Expenses

Research and development expenses mainly consist of payroll and related costs for employees involved in researching and developing new products and technologies, and outsourced design expenses as well as expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses. Research and development expenses are expensed as incurred.

(x)   Government Grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grant will be received. Grants that compensate the Group for expenses incurred are recognized in the Group’s consolidated statements of comprehensive income (loss) on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the acquisition cost of an asset are recorded as a liability in the Group’s consolidated balance sheets and are recognized in the Group’s consolidated statements of comprehensive income (loss) over the useful life of the asset. As of December 31, 2021 and 2022, nil of liability was related to the government grants that compensate the acquisition cost of an asset.

The Group’s government grants mainly consist of certain subsidies or tax refund from local government or industrial parks where its offices locate. For the years ended December 31, 2020, 2021 and 2022, RMB22,441,492, RMB48,726,818 and RMB16,385,038 of government grants are recognized in the consolidated statements of comprehensive income (loss), respectively. There were no significant commitment, contingencies or provision for recapture conditions for the government grants received for the years ended December 31, 2020, 2021 and 2022.

(y)   Share-based Compensation

The Company periodically grants share-based awards, including but not limited to, restricted share units and share options to eligible employees and directors.

Share-based awards granted to employees and directors are measured at the grant date fair value of the awards, and are recognized as compensation expense using the straight-line method over the requisite service period, which is generally the vesting period. Forfeitures are accounted when they occur.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted share units is measured based on the fair value of the Company’s ordinary shares at the grant date of the award. The fair value is the closing prices of the Company’s stock traded in the open market as of the grant date. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility (estimated based on the historical volatility of the Company and comparable peer public companies with a time horizon close to the expected term of the Company’s options), risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

(z)    Employee Benefits

The Company’s subsidiaries and the VIE and VIE’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as cost of products and expenses in the accompanying consolidated statements of comprehensive income (loss) amounted to RMB13,248,094, RMB31,122,424 and RMB42,637,403 for the years ended December 31, 2020, 2021 and 2022, respectively.

(aa) Income Taxes

Current income taxes are provided on the basis of net income (loss) for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive income (loss) in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

(bb) Foreign currency translation and foreign currency risks

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and its subsidiary incorporated at Hong Kong S.A.R. are the United States dollars (“US$”). The functional currency of the Company’s subsidiary incorporated in Indonesia is Indonesia Rupiah (“IDR”).

The functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as foreign currency exchange gain or losses in the consolidated statements of comprehensive income (loss).

The financial statements of the Company, its subsidiaries incorporated at Hong Kong S.A.R. and Indonesia are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive loss in the consolidated statements of comprehensive income (loss) and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the consolidated statements of changes in shareholders’ equity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

(cc) Concentration and risk

Concentration of customers and suppliers

No customers individually represent greater than 10% of total revenues of the Group for the years ended December 31, 2020, 2021 and 2022.

A supplier from whom individually represents greater than 10% of total purchases of the Group for the years ended December 31, 2020, 2021 and 2022, is as follows:

	For the Year Ended December 31,
	2020		2021		2022
	RMB	%	RMB	%	RMB	%
Supplier A	*	*	298,264,146	12%	354,980,995	13%

A customer accounting for 10% or more of accounts receivable, net is as follows:

	As of December 31,
	2021		2022
	RMB	%	RMB	%
Customer X	117,742,621	44%	135,105,131	45%

A customer accounting for 10% or more of advances from customers is as follows:

	As of December 31,
	2021		2022
	RMB	%	RMB	%
Customer Y	*	*	2,787,482	11%

No suppliers individually represent greater than 10% of accounts payable of the Group as of December 31, 2021 and 2022.

*The amount was less than 10% of total balance.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, term deposits, restricted cash, short-term investments and accounts receivable, net.

The Group’s investment policy requires cash and cash equivalents, term deposits, restricted cash and short-term investments to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Interest rate risk

The Group’s short-term bank borrowing bears interests at fixed rates. If the Group were to renew these loans, the Group might be subject to interest rate risk.

(dd) Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares or ordinary share equivalents outstanding during the year using the two-class method. Vested share options, which are exercisable for nominal consideration, and vested restricted share units are included in the calculation of the weighted-average number of shares of ordinary shares as ordinary share equivalents. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares used in calculating basic net earnings (loss) per ordinary share and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share option with the exception of vested share options with nominal exercise consideration and unvested restricted share units (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings (loss)per share calculation when inclusion of such shares would be anti-dilutive.

(ee) Segment Reporting

The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer and management personnel do not segregate the Group’s business by product. All products and services are viewed as in one and the only operating segment.

(ff) Statutory Reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2020, 2021 and 2022, the Group’s PRC subsidiaries made appropriations to the statutory reserves of RMB22,208,130, RMB20,875,864 and RMB42,654, respectively.

(gg) Recent Accounting Pronouncements

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, requiring annual disclosures about transactions with a government that are accounted for by analogizing to a grant or contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The Group adopted the new standard on January 1, 2022, which had no material impact on the consolidated financial statements.